Long-Term Debt And Lines Of Credit (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Jan. 18, 2013 2013 Credit Agreement [Member]	Dec. 31, 2012 2011 Credit Agreement [Member]	Dec. 31, 2012 Change In Conversion Rate [Member]
Long Term Debt And Lones Of Credit [Line Items]
Long-term debt		$ 174,890,000	$ 166,784,000	$ 174,890,000	$ 166,784,000
Revolving credit facility period, years						5 years	5 years
Revolving credit facility						350,000,000	350,000,000
Interest rate spread over LIBOR						1.25%	1.75%
Revolving credit facility, interest rate description						LIBOR plus 125 basis points	LIBOR plus 175 basis points
Revolving credity facility, interest rate at period end							2.02%
Line of credit expansion feature						150,000,000	150,000,000
Senior convertible notes issued	200,000,000
Notes issued price per note	1,000
Underwriting fees per note	27.50
Initial conversion rate of shares		12.3874						12.6498
Principal amount of notes		1,000
Initial conversion price, per share		$ 80.73						$ 79.05
Net proceeds from sale of notes	194,000,000
Notes, maturity date		May 15, 2014
Aggregate principal amount of the notes		25.00%
Minimum dividend payment required for the adjustment of the conversion rate		$ 0.06
Purchased call options of capital stock		2,477,000
Warrants to purchase of capital stock		2,477,000
Warrants exercise price		$ 105.44
Net cost for purchased call option and sold warrants transactions		27,300,000
Effective rate on Notes after adoption of standard		6.875%
Average interest rate for long-term debt		1.90%	1.90%
Letters of credit issued		29,200,000
Unused lines of credit		$ 320,800,000